INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Carrying value, beginning	$ 3.1	$ 2.4	$ 3.3
Net profit	0.1	(0.3)	(0.7)
Carrying value, ending	6.5	3.1	2.4
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Carrying value, beginning	2.0	2.4	3.3
Net profit	(0.4)	(0.4)	(0.7)
Dividends received			(0.2)
Carrying value, ending	1.6	2.0	2.4
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Carrying value, beginning	1.1	0.0	0.0
Contribution to new partnership		1.0
Additions	3.3
Net profit	0.5	0.1	0.0
Carrying value, ending	4.9	1.1	0.0
Associates
Disclosure of associates [line items]
Carrying value, beginning	3.1	2.4	3.3
Contribution to new partnership		1.0
Additions	3.3
Net profit	0.1	(0.3)	(0.7)
Dividends received			(0.2)
Carrying value, ending	$ 6.5	$ 3.1	$ 2.4